Leases - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	May 01, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating Lease, Payments		$ 43		$ 42
Lease Expiration Date			Jun. 30, 2024		Jun. 30, 2024
Lease, Option to Extend			60		60 months
Finance Lease, Liability	$ 0		$ 0
Operating lease expense	139		417
Operating lease payments use	$ 132		$ 350